Income Taxes (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of reconciliation of the statutory income tax rate to the effective income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31,
2020
(As Restated)
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent difference-warrant liability	-20.46%
Change in valuation allowance	-0.57%
Income tax provision	-0.03%

Schedule of net deferred tax assets

The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax asset
Net operating loss carryforward	$—
Organizational costs/Startup expenses	754,457
Total deferred tax asset	754,457
Valuation allowance	(754,457)
Deferred tax asset, net of allowance	$—

BFLY Operations Inc
Schedule of income (loss) before provision for income taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Federal	$(162,876)	$(98,833)
Foreign	170	(864)
Loss before provision for income taxes	$(162,706)	$(99,697)

Schedule of reconciliation of the statutory income tax rate to the effective income tax rate

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
(In Thousands)	2020	2019
Income at US Statutory Rate	21.00%	21.00%
State Taxes, net of Federal benefit	3.18%	3.30%
Permanent Differences	(0.70)%	(0.44)%
Tax Credits	0.86%	1.32%
Foreign Rate Differential	0.00%	(0.01)%
Valuation Allowance	(24.35)%	(25.04)%
Other	(0.01)%	(0.13)%
	(0.02)%	0.00%

Schedule of net deferred tax assets

Net deferred tax assets as of December 31, 2020 and 2019 consisted of the following (in thousands):

	Year Ended December 31,
(In Thousands)	2020	2019
Deferred tax assets
Net operating loss carryforwards	$83,058	$52,717
Tax Credits	6,582	5,271
Stock Compensation	4,088	2,346
Accruals & Reserves	7,293	1,785
Other	853	154
Total Deferred tax assets	$101,874	$62,273
Valuation Allowance	(101,773)	(62,157)
Total Deferred tax assets	$101	$116
Deferred tax liabilities
Depreciation	(101)	(116)
Net deferred tax assets	$—	$—